Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$636,520.68

Principal:
Principal Collections	$7,931,664.91
Prepayments in Full	$3,801,935.13
Liquidation Proceeds	$71,883.29
Recoveries	$54,343.42
Sub Total	$11,859,826.75
Collections	$12,496,347.43

Purchase Amounts:
Purchase Amounts Related to Principal	$315,141.52
Purchase Amounts Related to Interest	$2,043.39
Sub Total	$317,184.91

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,813,532.34

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	42
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$12,813,532.34
Servicing Fee	$138,208.57	$138,208.57	$0.00	$0.00	$12,675,323.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,675,323.77
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,675,323.77
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,675,323.77
Interest - Class A-4 Notes	$104,312.36	$104,312.36	$0.00	$0.00	$12,571,011.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,571,011.41
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$12,504,688.74
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,504,688.74
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$12,456,022.24
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,456,022.24
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$12,396,396.49
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,396,396.49
Regular Principal Payment	$11,210,921.50	$11,210,921.50	$0.00	$0.00	$1,185,474.99
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,185,474.99
Residuel Released to Depositor	$0.00	$1,185,474.99	$0.00	$0.00	$0.00
Total		$12,813,532.34

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,210,921.50
Total					$11,210,921.50
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,210,921.50	$58.39	$104,312.36	$0.54	$11,315,233.86	$58.93
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$11,210,921.50	$9.86	$278,927.28	$0.25	$11,489,848.78	$10.10

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$75,863,536.71	0.3951432	$64,652,615.21	0.3367499
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$153,883,536.71	0.1353286	$142,672,615.21	0.1254695

Pool Information
Weighted Average APR	4.593%	4.606%
Weighted Average Remaining Term	23.06	22.25
Number of Receivables Outstanding	18,075	17,496
Pool Balance	$165,850,284.60	$153,600,790.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$153,883,536.71	$142,672,615.21
Pool Factor	0.1360463	0.1259981

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$10,928,175.67
Targeted Overcollateralization Amount	$10,928,175.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$10,928,175.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	42

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		78	$128,868.87
(Recoveries)		122	$54,343.42
Net Losses for Current Collection Period			$74,525.45
Cumulative Net Losses Last Collection Period			$8,091,457.47
Cumulative Net Losses for all Collection Periods			$8,165,982.92

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.54%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.41%	448	$5,236,553.40
61-90 Days Delinquent	0.34%	42	$517,752.93
91-120 Days Delinquent	0.10%	12	$158,403.32
Over 120 Days Delinquent	0.79%	82	$1,214,579.51
Total Delinquent Receivables	4.64%	584	$7,127,289.16

Repossession Inventory:
Repossessed in the Current Collection Period		11	$110,044.20
Total Repossessed Inventory		15	$187,516.64

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			(0.1592)%
Preceding Collection Period			0.7396%
Current Collection Period			0.5599%
Three Month Average			0.3801%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6607%
Preceding Collection Period			0.6750%
Current Collection Period			0.7773%
Three Month Average			0.7043%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer